UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.5%
New York - 99.5%
Albany Industrial Development Agency,
Civic Facility Revenue (CHF-Holland
Suites II, L.L.C. Project) (LOC; TD
Bank)	1.10	3/7/18	860,000	[a]	860,000
Albany Industrial Development Agency,
Civic Facility Revenue (Living
Resources Corporation Project) (LOC;
HSBC Bank USA)	1.12	3/7/18	3,630,000	[a]	3,630,000
Amherst Industrial Development
Agency,
Civic Facility Revenue (Daemen
College Project) (LOC; M&T Trust)	1.14	3/7/18	7,450,000	[a]	7,450,000
Broome County,
TAN	2.00	3/1/18	4,500,000		4,500,000
Build New York City Resource
Corporation,
Revenue (Federation of Protestant
Welfare Agencies, Inc. Project) (LOC;
TD Bank)	1.19	3/7/18	4,700,000	[a]	4,700,000
Build NYC Resource Corporation,
Revenue (Loan Enhanced Assistance
Program) (LOC; JPMorgan Chase Bank
NA)	1.12	3/7/18	1,000,000	[a]	1,000,000
Columbia County Capital Resource
Corporation,
Civic Facility Revenue (The Columbia
Memorial Hospital Project) (LOC;
HSBC Bank USA)	1.15	3/7/18	3,545,000	[a]	3,545,000
Copiague Union Free School District,
BAN	2.25	4/2/18	4,860,000		4,863,431
Corning School District,
BAN, Refunding	2.00	6/21/18	3,400,000		3,407,135
Franklin County Industrial Development
Agency,
Civic Facility Revenue (Trudeau
Institute, Inc. Project) (LOC; HSBC
Bank USA)	1.27	3/7/18	490,000	[a]	490,000
Geneva Industrial Development Agency,
Civic Facility Revenue (The Colleges of
the Seneca Project) (LOC; JPMorgan
Chase Bank)	1.12	3/7/18	6,630,000	[a]	6,630,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.5% (continued)
New York - 99.5% (continued)
Livingston County Industrial
Development Agency,
Civic Facility Revenue (Red Jacket
Center, Inc./Nicholas H. Noyes
Memorial Hospital Civic Facility)
(LOC; HSBC USA)	1.15	3/7/18	830,000	[a]	830,000
Metropolitan Transportation Authority
of New York,
(Liquidity Facility; Citibank NA)	1.14	3/7/18	4,000,000[a,b,c]		4,000,000
New York City,
GO	5.00	3/1/18	345,000		345,000
New York City Capital Resource
Corporation,
Revenue (Loan Enhanced Assistance
Program - Cobble Hill Health Center,
Inc. Project) (LOC; Bank of America)	1.17	3/7/18	9,685,000	[a]	9,685,000
New York City Capital Resource
Corporation,
Revenue (Loan Enhanced Assistance
Program - Cobble Hill Health Center,
Inc. Project) (LOC; Bank of America)	1.17	3/7/18	1,000,000	[a]	1,000,000
New York City Housing Development
Corporation,
Multi-Family Housing Revenue
(Balton Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	1.31	3/7/18	5,500,000	[a]	5,500,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Ateret Torah
Center Project) (LOC; Wells Fargo
Bank)	1.11	3/7/18	2,510,000	[a]	2,510,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Sephardic
Community Youth Center, Inc. Project)
(LOC; M&T Trust)	1.14	3/7/18	1,800,000	[a]	1,800,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.14	3/1/18	2,800,000	[a]	2,800,000
New York City Transitional Finance
Authority,
Revenue (New York City Recovery)
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.09	3/7/18	2,000,000	[a]	2,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.5% (continued)
New York - 99.5% (continued)
New York Dormitory Authority,
Revenue (Third Generation
Resolution-State University
Educational Facilities)	5.00	5/15/18	200,000		201,501
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	1.14	3/7/18	7,500,000	[a]	7,500,000
New York State Dormitory Authority,
Personal Income Tax Revenue
(Insured; US Treasury Notes)
(Prerefunded)	5.00	3/15/18	1,000,000	[d]	1,001,463
New York State Dormitory Authority,
Personal Income Tax Revenue,
Refunding	4.00	3/15/18	120,000		120,117
New York State Dormitory Authority,
Personal Income Tax Revenue,
Refunding (General Purpose)	4.00	3/15/18	100,000		100,097
New York State Dormitory Authority,
Revenue (Le Moyne College) (LOC; TD
Bank)	1.10	3/7/18	300,000	[a]	300,000
New York State Dormitory Authority,
Sales Tax Revenue, Refunding	5.00	3/15/18	440,000		440,623
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	1.14	3/1/18	1,200,000	[a]	1,200,000
New York State Housing Finance
Agency,
Housing Revenue (Baisley Park
Gardens) (LOC; Citibank NA)	1.12	3/7/18	11,165,000	[a]	11,165,000
New York State Thruway Authority,
Personal Income Tax Revenue	5.00	3/15/18	1,200,000		1,201,695
New York State Thruway Authority,
Revenue, Refunding	5.00	4/2/18	295,000		295,934
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(State Facilities and Equipment)
(Liquidity Facility; JPMorgan Chase
Bank)	1.10	3/7/18	1,500,000	[a]	1,500,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue (Mohawk Valley
Network Inc. Obligated Group; Faxton-
Saint Luke's Healthcare) (LOC; Bank
of America)	1.18	3/7/18	5,410,000	[a]	5,410,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 99.5% (continued)
New York - 99.5% (continued)
Oneida County Industrial Development
Agency,
Civic Facility Revenue (Saint Elizabeth
Medical Center Facility) (LOC; HSBC
Bank USA)	1.12	3/7/18	4,950,000	[a]	4,950,000
Oswego County Industrial Development
Agency,
Civic Facility Revenue (Springside at
Seneca Hill, Inc. Project) (LOC; M&T
Trust)	1.19	3/7/18	1,075,000	[a]	1,075,000
Otsego County Industrial Development
Agency,
Civic Facility Revenue (Saint James
Retirement Community Project) (LOC;
M&T Trust)	1.14	3/7/18	435,000	[a]	435,000
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada
and Liquidity Facility; Royal Bank of
Canada)	1.12	3/7/18	2,000,000[a,b,c]		2,000,000
Rochester,
BAN, Refunding	2.25	3/13/18	1,265,000		1,265,432
Rockland County Industrial
Development Authority,
Revenue (Northern Manor Multicare
Center, Inc. Project) (LOC; M&T Trust)	1.19	3/7/18	2,740,000	[a]	2,740,000
Sachem Central School District of
Holbrook,
TAN	2.00	6/28/18	3,000,000		3,005,084
South Colonie Central School District,
BAN	2.25	7/13/18	1,000,000		1,002,680
Tender Option Bond Trust Receipts
(Series 2015-ZM0122), 6/15/23,
(Utility Debt Securitization Authority
of New York, Restructuring Bonds)
Liquidity Facility; Royal Bank of
Canada)	1.12	3/7/18	1,000,000[a,b,c]		1,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF0520), 5/15/24,
(Metropolitan Transportation
Authority, Transportation Revenue,
Refunding) (Liquidity Facility; Royal
Bank of Canada)	1.16	3/7/18	3,215,000[a,b,c]		3,215,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0464), 11/15/19,
(New York Liberty Development
Corporation, Liberty Revenue (4
World Trade Center Project))
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.14	3/7/18	3,375,000[a,b,c]		3,375,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments - 99.5% (continued)
New York - 99.5% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XF0536), 11/15/24,
(Triborough Bridge and Tunnel
Authority, General Revenue (MTA
Bridges and Tunnels)) (Liquidity
Facility; Royal Bank of Canada)	1.12	3/7/18	1,500,000[a,b,c]	1,500,000
Tender Option Bond Trust Receipts
(Series 2017-XF2481), 11/1/46,
Revenue, Refunding (LOC; Barclays
Bank PLC and Liquidity Facility;
Barclays Bank PLC)	1.13	3/7/18	1,000,000[a,b,c]	1,000,000
Tender Option Bond Trust Receipts
(Series 2018-XM0581), 9/15/25,
(LOC; JPMorgan Chase Bank NA)	1.11	3/7/18	3,750,000[a,b,c]	3,750,000
Tender Option Bond Trust Receipts
(Series 2047-XF0549), 2/15/39,
Revenue (Liquidity Facility; Toronto-
Dominion Bank NA)	1.14	3/7/18	4,000,000[a,b,c]	4,000,000
Triborough Bridge and Tunnel
Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	1.14	3/1/18	3,400,000 [a]	3,400,000
Westchester County Industrial
Development Agency,
Civic Facility Revenue (Westchester
Arts Council, Inc. Project) (LOC; Wells
Fargo Bank)	1.14	3/7/18	2,315,000 [a]	2,315,000
Total Investments (cost $142,010,192)			99.5%	142,010,192
Cash and Receivables (Net)			0.5%	725,812
Net Assets			100.0%	142,736,004

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to $23,840,000 or 16.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	142,010,192
Level 3 - Significant Unobservable Inputs	-
Total	142,010,192

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)